SCHEDULE OF SHARES REPURCHASE (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Convertible Note Payable
Total number of shares repurchased		19,700
Amount repurchased	$ 74,743	$ 74,743
Average price per share		$ 3.79